UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

Richard Malinowski

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: March 31, 2026

Date of reporting period: September 30, 2025

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Exchange Traded Concepts Trust

Bitwise Crypto Industry Innovators ETF

Ticker: BITQ

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the Bitwise Crypto Industry Innovators ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. This semi-annual shareholder report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://bitqetf.com/materials. You can also request this information by contacting us at 415-707-3663.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Crypto Industry Innovators ETF	$65	0.85%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$415,713,828	31	$1,039,085	36%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	4.2%
Short-Term Investment	13.8%
Financials	28.1%
Information Technology	67.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Iris Energy	12.5%
Coinbase Global, Cl A	9.1%
MicroStrategy, Cl A	8.7%
Applied Digital	5.3%
Cleanspark	4.9%
Riot Platforms	4.8%
MARA Holdings	4.6%
Core Scientific	4.6%
Cipher Mining	4.1%
Terawulf	4.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

On September 5, 2025, shareholders approved the proposed reorganization of the Fund into the Bitwise Crypto Industry Innovators ETF, a newly created series of the Bitwise Funds Trust with the same investment objectives and strategies. The reorganization was completed on October 24, 2025.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  415-707-3663

  https://bitqetf.com/materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 415-707-3663 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

BITQ-SAR-2025

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

EXCHANGE TRADED CONCEPTS TRUST

Bitwise Crypto Industry Innovators ETF (BITQ)

Semi-Annual Financials and Other Information

September 30, 2025

(Unaudited)

Bitwise Crypto Industry Innovators ETF Table of Contents

For additional information about the Fund; including prospectus, financial information, holdings, and proxy voting information, call or visit: • 415-707-3663 • https:/bitqetf.com/materials

Bitwise Crypto Industry Innovators ETF Schedule of Investments September 30, 2025 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.4%

Consumer Discretionary — 4.2%
MercadoLibre*	2,339	$5,466,103
Metaplanet*	3,113,300	12,121,390
		17,587,493

Financials — 28.1%
Bank of New York Mellon	51,823	5,646,634
BlackRock Funding	4,824	5,624,157
CME Group, Cl A	20,856	5,635,083
Coinbase Global, Cl A*	112,619	38,007,786
DBS Group Holdings	133,467	5,295,406
Etoro Group*	71,391	2,946,306
Figure Technology Solutions*	163,965	5,963,407
Galaxy Digital Holdings*	442,861	14,981,650
Mastercard, Cl A	9,295	5,287,089
NU Holdings, Cl A*	350,356	5,609,199
OSL Group*	2,122,000	4,091,049
PayPal Holdings*	81,350	5,455,331
Robinhood Markets, Cl A*	46,476	6,654,434
Visa, Cl A	15,932	5,438,866
		116,636,397

Information Technology — 67.1%
Applied Digital*	955,629	21,922,129
Bitdeer Technologies Group, Cl A*	508,546	8,691,051
Bullish(A)*	163,855	10,422,817
Cipher Mining*	1,369,929	17,247,406
Circle Internet Group(A)*	122,795	16,280,161
Cleanspark(A)*	1,417,107	20,548,051
Core Scientific(A)*	1,055,801	18,941,070
Hut 8*	487,277	16,960,489
Iris Energy*	1,110,619	52,121,350
MARA Holdings(A)*	1,045,049	19,082,595
MicroStrategy, Cl A*	111,904	36,056,588
Northern Data*	179,056	3,692,375
Riot Platforms*	1,049,055	19,963,517
Terawulf*	1,507,973	17,221,052
		279,150,651
Total Common Stock
(Cost $260,873,206)		413,374,541
Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 13.8%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(B)(C)	57,320,622	$57,320,622

Total Short-Term Investment
(Cost $57,320,622)		57,320,622

Total Investments — 113.2%
(Cost $318,193,828)		$470,695,163

Percentages are based on net assets of $415,713,828.

††    Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*       Non-income producing security.

(A)   This security or a partial position of this security is on loan at September 30, 2025. The total value of securities on loan at September 30, 2025 was $56,070,975.

(B)   The rate shown is the 7-day effective yield as of September 30, 2025.

(C)   This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2025 was $57,320,622.

ADR — American Depository Receipt

Cl — Class

As of September 30, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

Bitwise Crypto Industry Innovators ETF Statement of Assets and Liabilities September 30, 2025 (Unaudited)
Assets:
Investments, at Cost	$318,193,828
Investments, at Fair Value*	$470,695,163
Cash and Cash Equivalents	2,548,421
Receivable for Capital Shares Sold	1,254,039
Dividends Receivable	31,004
Total Assets	474,528,627

Liabilities:
Payable Upon Return on Securities Loaned	57,320,622
Payable for Investment Securities Purchased	1,240,411
Advisory Fees Payable – Net	253,766
Total Liabilities	58,814,799

Net Assets	$415,713,828

Net Assets Consist of:
Paid-in Capital	$350,876,900
Total Distributable Earnings (Accumulated Losses)	64,836,928
Net Assets	$415,713,828

Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	16,575,000
Net Asset Value, Offering and Redemption Price Per Share	$25.08
* Includes Value of Securities on Loan	$56,070,975

The accompanying notes are an integral part of the financial statements.

Bitwise Crypto Industry Innovators ETF Statement of Operations For the Six Months Ended September 30, 2025 (Unaudited)
Investment Income:
Dividend Income	$266,075
Interest Income	9,784
Income from Securities Lending, Net	389,017
Total Investment Income	664,876

Expenses:
Advisory Fees	1,039,085
Total Expenses	1,039,085

Net Investment Income (Loss)	(374,209)

Net Realized Gain (Loss) on:
Investments(1)	28,891,505
Foreign Currency Transactions	(28,353)
Net Realized Gain (Loss)	28,863,152

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	144,828,645
Net Change in Unrealized Appreciation (Depreciation)	144,828,645

Net Realized and Unrealized Gain (Loss)	173,691,797

Net Increase (Decrease) in Net Assets Resulting from Operations	$173,317,588

(1)    Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Bitwise Crypto Industry Innovators ETF Statements of Changes in Net Assets
	For the Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net Investment Income (Loss)	$(374,209)	$(253,463)
Net Realized Gain (Loss)(1)	28,863,152	22,937,297
Net Change in Unrealized Appreciation (Depreciation)	144,828,645	(47,033,891)
Net Increase (Decrease) in Net Assets Resulting from Operations	173,317,588	(24,350,057)

Distributions:	—	(1,643,512)

Capital Share Transactions:
Issued	145,009,328	58,738,335
Redeemed	(49,624,351)	(24,820,790)
Increase (Decrease) in Net Assets from Capital Share Transactions	95,384,977	33,917,545
Total Increase (Decrease) in Net Assets	268,702,565	7,923,976

Net Assets:
Beginning of Year/Period	147,011,263	139,087,287
End of Year/Period	$415,713,828	$147,011,263

Share Transactions:
Issued	6,700,000	3,275,000
Redeemed	(2,225,000)	(1,725,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	4,475,000	1,550,000

(1)    Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Bitwise Crypto Industry Innovators ETF Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

	For the Six Months Ended September 30, 2025 (Unaudited)		Years Ended March 31,			Period Ended March 31, 2022†
			2025	2024	2023
Net Asset Value, beginning of year/period	$ 12.15		$ 13.18	$ 5.84	$ 17.31	$ 24.70
Investment Activities
Net investment income (loss)*	(0.03)		(0.02)	0.07	0.02	(0.14)
Net realized and unrealized gain (loss)	12.96		(0.86)	7.45	(11.49)	(6.59)
Total from investment activities	12.93		(0.88)	7.52	(11.47)	(6.73)
Distributions to shareholders from:
Net investment income	—		(0.15)	(0.18)	—	(0.66)
Total distributions	—		(0.15)	(0.18)	—	(0.66)
Net Asset Value, end of year/period	$ 25.08		$ 12.15	$ 13.18	$ 5.84	$ 17.31
Net Asset Value, Total Return (%)(1)	106.42		(7.00)	128.93	(66.26)	(27.85)
Ratios to Average Net Assets
Expenses (%)	0.85	(2)	0.85	0.85	0.85	0.85	(2)
Net investment income (loss) (%)	(0.31	)(2)	(0.16)	0.81	0.23	(0.72	)(2)
Supplemental Data
Net Assets end of year/period (000)	$ 415,714		$ 147,011	$ 139,087	$ 60,730	$ 125,050
Portfolio turnover rate (%)(3)	36		58	61	63	71

____________

*       Per share data calculated using average shares method.

†      Commenced operations May 11, 2021.

(1)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)    Annualized.

(3)    Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

Bitwise Crypto Industry Innovators ETF Notes to Financial Statements September 30, 2025 (Unaudited)
1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the ”Commission”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the Bitwise Crypto Industry Innovators ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Bitwise Crypto Innovators 30 Index (the “Index”). Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund. The Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6). The Fund commenced operations on May 11, 2021.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of the Fund may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with a specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Fund meets the criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Segment Reporting — In accordance with the FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Adviser reviewed each Fund in the Trust, evaluated its business activities and determined that each Fund operates as a single reportable operating segment. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Co-Chief Executive Officers of the Adviser, and who are also officers of the Trust.

Bitwise Crypto Industry Innovators ETF Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The CODM has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations and financial reporting. Through these committees, the CODM manages the fund’s operations to achieve the investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund.

Security Valuation — The Fund records its investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Rule 2a-5 under the 1940 Act establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to, government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Bitwise Crypto Industry Innovators ETF Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•        Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•        Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•        Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the six months ended September 30, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of September 30, 2025, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment

Bitwise Crypto Industry Innovators ETF Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The Fund may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statement of Assets and Liabilities, if any. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee, regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Fund may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of the Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Bitwise Crypto Industry Innovators ETF Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company, located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund and is responsible for the day-to-day management of the Fund, including, among other things, implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of the Index, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of the Fund.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly-owned subsidiary of the Adviser, administers the Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. For the services it provides to the Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of the Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

Bitwise Index Services, LLC, is the sponsor of the Fund’s Index and the Fund (the “Sponsor”). In connection with an arrangement between the Adviser and the Sponsor, the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Fund (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Distribution Arrangement

The Distributor serves as the Fund’s underwriter and distributor of shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

Bitwise Crypto Industry Innovators ETF Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
3. SERVICE PROVIDERS (concluded)

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the six months ended September 30, 2025, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Fund’s administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. serves as the Fund’s custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2025, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

Purchases	Sales and Maturities
$89,310,437	$88,508,247

For the six months ended September 30, 2025, there were no purchases or sales of long-term U.S. Government securities by the Fund.

For the six months ended September 30, 2025, the in-kind transactions associated with creations and redemptions were:

Purchases	Sales	Net Realized Gain(Loss)
$142,263,980	$49,773,594	$33,414,931

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings (accumulated losses), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the year ended March 31, 2025, and March 31, 2024, were as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
2025	$1,643,512	$—	$1,643,512
2024	2,161,361	—	2,161,361

Bitwise Crypto Industry Innovators ETF Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
5. TAX INFORMATION (concluded)

As of March 31, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Post-October Losses	$(97,572)
Capital Loss Carryforwards	(103,972,160)
Deferred Late-Year Losses	(1,951,988)
Unrealized Appreciation (Depreciation)	(2,458,941)
Other Temporary Differences	1
Total Distributable Earnings (Accumulated Losses)	$(108,480,660)

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2024 through March 31, 2025, that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses (including currency and specified gain/loss items) represent ordinary losses realized on investment transactions from January 1, 2025 through March 31, 2025 and specified losses realized on investment transactions from November 1, 2024 through March 31, 2025, that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

The Fund is permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of March 31, 2025, the Fund has the following capital loss carryforwards to offset capital gains for an unlimited period:

Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforwards
$63,594,674	$40,377,486	$103,972,160

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Fund at September 30, 2025, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$318,193,828	$161,627,604	$(9,126,269)	$152,501,335

6. PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Fund’s prospectus. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

Crypto Asset Risk. Certain of the Fund’s investments may be subject to the risks associated with investing in crypto assets, including cryptocurrencies and crypto tokens. Such companies may be subject to the risk that the technology that facilitates the transfer of a cryptocurrency could fail or be affected by connectivity disruptions, fraud, or cyber attacks; that because crypto assets are a new technological innovation with a limited history, they are highly speculative assets; that future regulatory actions or policies may limit the ability to sell, exchange or use a crypto asset; that the price of a crypto asset may be impacted by the transactions of a small number of holders of such crypto asset; and that a crypto asset will decline in popularity, acceptance or use, thereby impairing its price.

Bitwise Crypto Industry Innovators ETF Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
6. PRINCIPAL RISKS OF INVESTING IN THE FUND (continued)

Crypto Innovators Risk. The technology relating to crypto assets is new and developing. Companies that use crypto asset technology operate both directly in employing the technology, and by providing infrastructure, solutions and transactional markets for the crypto ecosystem. Currently, there are a limited number of publicly listed or quoted companies for which crypto asset technology represents an attributable and significant revenue stream and, as a result, the Index may include companies that only have indirect involvement in the crypto ecosystem. The use of crypto asset technology may not expand to a larger number of public companies due to friction relating to adoption or the failure of the technologies to realize economic incentives for their use.

An investment in companies actively engaged in crypto asset technology may be subject to the following risks:

•        Crypto asset technology is new and many of its uses may be untested.

•        The companies may not capitalize on crypto asset technology innovation or may be unable to develop uses or applications for such technologies.

•        Some of the companies in which the Fund will invest are engaged in other lines of business unrelated to the crypto ecosystem and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business.

•        Use of crypto asset technology requires public private key cryptography, which may expose a user to losses relating to theft, loss, or destruction and which exposes companies using such technology to enhanced cybersecurity risks.

•        Competing crypto asset technologies may be developed that compete with the technologies selected by a company.

•        Although much of the crypto ecosystem relies on open source development and licensing, companies using crypto asset technology may be subject to conflicting intellectual property claims or licenses that limits the use of a selected crypto asset technology.

•        Crypto asset markets are relatively nascent, are not regulated in a manner similar to U.S. equities markets, have variable liquidity and may be subject to manipulation.

•        Crypto asset systems, including those built using third party products, may be subject to technical defects or vulnerabilities, and such defects or vulnerabilities may not be capable of being cured.

Currency Exchange Rate Risk. To the extent the Fund invests in securities denominated in non U.S. currencies, changes in currency exchange rates and the relative value of non U.S. currencies will affect the value of the Fund’s investment and the value of your shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Limited Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to NAV, possibly face delisting and may experience wider bid-ask spreads: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Bitwise Crypto Industry Innovators ETF Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
6. PRINCIPAL RISKS OF INVESTING IN THE FUND (concluded)

Market Risk. The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Non-Diversification Risk. The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Financials Sector Risk. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

Information Technology Sector Risk. The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, the loss of patent, copyright and trademark protections, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies may also be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Bitwise Crypto Industry Innovators ETF Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
7. SECURITIES LENDING

Effective August 1, 2025, the Fund entered into a Securities Lending Agreement with Mitsubishi (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. The Fund previously used Brown Brothers Harriman & Co. as the Lending Agent. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions, expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by the Fund that might occur during the term of the loan would be for the account of the Fund. Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent.

Securities lending transactions are entered into by the Fund under the Securities Lending Agreement, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Fund, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of September 30, 2025:

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non- Cash Collateral Received	Net Amount
$56,070,975	$56,070,975	$—	$—

(1)    Collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statement of Assets and Liabilities. Due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral.

As of September 30, 2025, the cash collateral was invested in a Short-Term Investment with the following maturity:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Short-Term Investment	$57,320,622	$—	$—	$—	$57,320,622

8. OTHER

At September 30, 2025, the records of the Trust reflected that 100% of the Fund’s total shares outstanding was held by four Authorized Participants in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

Bitwise Crypto Industry Innovators ETF Notes to Financial Statements September 30, 2025 (Unaudited) (Concluded)
9. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and raised interest rates in an effort to fight inflation. The Federal Reserve has begun to lower interest rates and may continue to do so in the future. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

10. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

11. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

At a meeting held on February 20, 2025, the Board of Trustees (the “Board”) approved, and recommended that shareholders approve, an Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of the Fund into a newly created series of the Bitwise Funds Trust (the “Bitwise Trust”), also called the Bitwise Crypto Industry Innovators ETF (the “Acquiring Fund”). The Acquiring Fund is designed to be substantially similar to the Fund from an investment perspective.

The Acquiring Fund is managed by Bitwise Investment Manager, LLC (“BIM”), an affiliate of Bitwise Index Services, LLC, the sponsor of the Bitwise Crypto Innovators 30 Index (the “Index”), which both the Fund and the Acquiring Fund seek to track. Exchange Traded Concepts, LLC will serve as sub-adviser to the Acquiring Fund. The portfolio management team will remain the same, with the addition of two portfolio managers from BIM. The investment objective and strategies of the Fund and the Acquiring Fund are identical. There will be no changes in the level of fees and expenses paid by shareholders as a result of the reorganization.

A shareholder meeting to vote on the Plan was initially scheduled for August 6, 2025, but was adjourned and reconvened on September 5, 2025, at which time shareholders approved the Plan. The reorganization was completed on October 24, 2025.

Bitwise Crypto Industry Innovators ETF Other Information (Form N-CSRS Items 8-11) September 30, 2025 (Unaudited)

Item 8.      Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.      Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on September 5, 2025, shareholders of the Bitwise Crypto Industry Innovators ETF voted for the proposed transition of the Bitwise Crypto Industry Innovators ETF (Ticker: BITQ) from Exchange Traded Concepts Trust to Bitwise Funds Trust.

Fund Name	Total Outstanding Shares	Total Voted Shares	%	Proposal 1 FOR Vote Shares	%
BITWISE CRYPTO INDUSTRY INNOVATORS ETF	11,900,000	5,974,004	50.20%	5,104,558	85.45%

Item 10.    Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation, is paid by the Adviser pursuant to the Advisory Agreement.

Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11.    Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on September 24, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered the approval of the continuance of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of the Bitwise Crypto Industry Innovators ETF (“BITQ” or the “Fund”), and Exchange Traded Concepts, LLC (“ETC”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require the Fund to disclose in its Form N-CSR the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

Bitwise Crypto Industry Innovators ETF Other Information (Form N-CSRS Items 8-11) September 30, 2025 (Unaudited) (Continued)

In considering whether to approve the continuance of the Agreement, the Board took into account the materials provided in advance of the Meeting, the extensive discussions with ETC prior to and during the Meeting, including an opportunity with ETC to review its response on a preliminary basis and subsequent discussion the Independent Trustees had during their executive session with independent legal counsel. In particular, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC to the Fund; (ii) the Fund’s performance; (iii) ETC’s costs of and profits realized from providing advisory services to the Fund, including any fall-out benefits enjoyed by ETC or its affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. With respect to the nature, extent, and quality of the services provided to the Fund, the Board considered ETC’s specific responsibilities in all aspects of the day-to-day management of the Fund.

The Board considered that responsibilities with respect to the Fund’s portfolio include developing, implementing, and maintaining the Fund’s investment program; seeking to track the Bitwise Crypto Innovators 30 Index (the “Index”), an index developed and maintained by Bitwise Index Services, LLC; implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of the Index; selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and cash components; and executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis. The Board considered that beyond portfolio management, ETC, including through its affiliates, also maintains responsibilities for overseeing compliance with relevant law; monitoring compliance with various policies and procedures and applicable securities regulations; providing various administrative services to the Fund and overseeing third-party administrators; quarterly reporting to the Board; and implementing Board directives as they relate to the Fund. The Board considered that those services also include arranging for and providing oversight of transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations; supervising the Fund’s registration as an investment company and the offering of Fund shares to the public, including oversight and preparation of regulatory filings; working with exchange-traded fund (“ETF”) market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

The Board noted that it has reviewed ETC’s responses to a detailed series of questions, which included a description of ETC’s consolidated operations, services, personnel, compliance program, risk management program, and financial condition, and an overview of the material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination by the Trust’s Chief Compliance Officer that ETC has procedures that are reasonably designed to comply with the federal securities laws. The Board considered ETC’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs outside of the Trust. The Board considered recent organizational changes at ETC. The Board observed there were no additional material changes to ETC’s staffing, management, or overall condition over the past year. Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of services provided to the Fund by ETC.

Based on review of this information, the Board concluded that the nature, extent and quality of services provided to the Fund under the Agreement supported the Board’s approval of the continuance of the Agreement for the coming year.

Bitwise Crypto Industry Innovators ETF Other Information (Form N-CSRS Items 8-11) September 30, 2025 (Unaudited) (Continued)

Performance. The Board reviewed the Fund’s performance in light of its stated investment objective, noting that the Fund is passively managed and its objective was to provide investment results that correspond to the total return performance of the Index. The Board was provided reports regarding the Fund’s past performance, including a report comparing the Fund’s performance to the performance of the Index for various time periods ended June 30, 2025. The Board reviewed information regarding the Fund’s index tracking, noting, as applicable, the factors that contributed to the Fund’s tracking error, such as the Fund’s management fee and trading commissions. The Board also reviewed a report prepared by ISS, an independent third party, comparing the Fund’s total returns over various periods ended June 30, 2025 to the returns of a group of peer funds, which included passively managed ETFs focusing on investments supporting the crypto industry and the digital economy (the “Peer Group”). In support of its review of the statistical information, the Board was provided with a description of the methodology used by ISS to prepare this information. The Board noted that ISS independently selected the particular ETFs that were included in its report.

The Board observed that the Fund’s performance was generally in line with that of the Index and has outperformed the Index over certain periods with the benefit of securities lending income. The Board further observed that the Fund had outperformed the median of its Peer Group for the year-to-date, one-, three- and five-year periods ended June 30, 2025. The Board noted that it received regular reports regarding the Fund’s performance, including tracking error, at its quarterly meetings throughout the year.

Based on this review, the Board concluded that the performance of the Fund supported the Board’s approval of the continuance of the Agreement for the coming year.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee paid by the Fund to ETC under the Agreement. The Board also reviewed a report prepared by ISS comparing the Fund’s advisory fee to those paid by the funds in the Peer Group. In support of its review of the statistical information, the Board was provided with a description of the methodology used by ISS to prepare this information. The Board observed that the Fund’s advisory fee was the highest in its Peer Group.

The Board took into account that the Index is highly specialized, corresponding to the Fund’s strategy, which may contribute to limitations in the construction of the peer group to provide meaningful direct comparisons to the Fund. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes and interest. The Board noted that, under the Agreement, ETC is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources and that, while the Index provider has assumed such responsibility, ETC is ultimately responsible for ensuring the obligation is satisfied. The Board considered information provided about the costs and expenses incurred by ETC in providing advisory services, evaluated the compensation and benefits received by ETC from its relationship with the Fund, and reviewed profitability information from ETC with respect to the Fund. The Board considered the risks borne by ETC associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. Based on the foregoing information, the Board concluded that the advisory fee appeared reasonable in light of the services rendered.

Economies of Scale. The Board considered whether economies of scale have been realized with respect to the Fund. The Board concluded that no significant economies of scale have been realized and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Bitwise Crypto Industry Innovators ETF Other Information (Form N-CSRS Items 8-11) September 30, 2025 (Unaudited) (Concluded)

Other Benefits. The Board considered other direct and indirect benefits that could be realized by ETC from its relationship with BITQ. The Board considered that ETC does not utilize soft dollars with respect to the Fund. The Board considered that ETC receives some form of reputational benefits from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits the ETC receives from its relationship with the Fund are reasonable and appropriate.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreement on behalf BITQ; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the continuance of the Agreement was in the best interests of the Fund and its shareholders.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

For additional information about the Fund; including prospectus, financial information, holdings, and proxy voting information, call or visit: • 415-707-3663 • https:/bitqetf.com/materials

BIT-SA-001-0500

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski
Principal Executive Officer

Date: December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski
Principal Executive Officer

Date: December 5, 2025

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke
Principal Financial Officer

Date: December 5, 2025